Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized	120,080,000	120,080,000
Ordinary shares, issued	67,625,573	67,507,508
Ordinary shares, outstanding	62,378,801	62,260,736
Treasury shares, at cost	5,246,772	5,246,772